UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     November 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     60

Form13F Information Table Value Total:     $ 15,072,868(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER              VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3D SYSTEMS CORP		       COM		88554D205     4481   320310  SH 	SOLE	   	    243810	  0    76500
ABB LTD ADR		       ADR		000375204    17506  1024950  SH 	SOLE		    972950	  0    52000
ALEXION PHARMACEUTICALS INC    COM	        015351109   561899  8771444  SH 	SOLE		   5740024	  0  3031420
ALIMERA SCIENCES INC	       COM		016259103      655    81825  SH 	SOLE		      2625	  0    79200
ALLERGAN		       COM		018490102   515025  6251822  SH 	SOLE		   4246949	  0  2004873
AMAZON.COM		       COM      	023135106  1343268  6212218  SH 	SOLE    	   4239927	  0  1972291
ANSYS INC		       COM	        03662Q105     7237   147580  SH 	SOLE		    112380	  0    35200
APPLE			       COM	        037833100  1185400  3108674  SH 	SOLE		   2116741	  0   991933
ARM HOLDINGS PLC - ADR	       ADR	        042068106    15851   621600  SH 	SOLE		    474600	  0   147000
ASML ADR		       ADR	        N07059186   416081 12046366  SH 	SOLE		   8391191	  0  3655175
ATHENAHEALTH, INC	       COM	        04685W103    15839   265977  SH 	SOLE		    170395	  0    95582
BIOGEN IDEC, INC.	       COM	        09062X103     1244    13350  SH 	SOLE		       450	  0    12900
BIOMARIN PHARMS		       COM	        09061G101     5464   171450  SH 	SOLE		      5650	  0   165800
C H ROBINSON WORLDWIDE, INC.   COM	        12541W209   256916  3752235  SH   	SOLE		   2492240	  0  1259995
CELGENE			       COM	        151020104     2133    34450  SH 	SOLE		      1150	  0    33300
CHARLES SCHWAB		       COM	        808513105   311970 27681432  SH 	SOLE		  19041889	  0  8639543
CISCO SYSTEMS		       COM	        17275R102      217    14000  SH 	SOLE		      7500	  0	6500
COMPLETE GENOMICS INC	       COM	        20454K104     4287   730278  SH 	SOLE		    480026	  0   250252
CONCUR TECHNOLOGIES INC	       COM	        206708109     5475   147054  SH 	SOLE		    112370	  0    34684
CREE INC.		       COM	        225447101     8080   310990  SH 	SOLE		    236790	  0    74200
DENDREON		       COM	        24823Q107      797    88600  SH 	SOLE		      2800	  0    85800
DEXCOM INC		       COM	        252131107     1844   153650  SH 	SOLE		      5050	  0   148600
EDWARDS LIFESCIENCES CORP      COM	        28176E108     2350    32970  SH 	SOLE		      1070	  0    31900
F5 NETWORKS INC		       COM	        315616102   355165  4998810  SH 	SOLE		   3335770	  0  1663040
FLIR SYSTEMS INC	       COM	        302445101     9147   365130  SH 	SOLE		    277930	  0    87200
FMC TECHNOLOGIES	       COM	        30249U101   394988 10505274  SH 	SOLE		   7180829	  0  3324445
GOOGLE			      CL A	        38259P508   712218  1382841  SH		SOLE		    958764        0   424077
HEARTWARE INTERNATIONAL INC    COM	        422368100     1768    27450  SH 	SOLE		       900	  0    26550
ILLUMINA INC		       COM	        452327109   458814 11212471  SH 	SOLE		   7439901	  0  3772570
INCYTE CORPORATION	       COM	        45337C102     1199    85825  SH 	SOLE		      2825	  0    83000
INTERCONTINENTAL EXCHANGE      COM	        45865V100   438048  3704113  SH		SOLE   		   2537962	  0  1166151
INTUITIVE SURGICAL	       COM	        46120E602   631219  1732785  SH		SOLE		   1184330	  0   548455
IPG PHOTONICS CORP	       COM	        44980X109     9163   210940  SH		SOLE		    160540	  0    50400
LAS VEGAS SANDS		       COM	        517834107   367208  9577664  SH		SOLE		   6657630	  0  2920034
MERCADOLIBRE		       ADR	        58733R102    34099   634400  SH		SOLE		    583300	  0    51100
MINDRAY MEDICAL INTL ADR       ADR	        602675100     1904    80650  SH		SOLE		      2650	  0    78000
NATIONAL OILWELL VARCO	       COM	        637071101   396279  7736807  SH		SOLE		   5431238	  0  2305569
NETFLIX INC	               COM	        64110L106   232481  2052448  SH		SOLE		   1369976	  0   682472
NETSUITE INC	               COM	        64118Q107     9680   358400  SH		SOLE		    272900	  0    85500
NEW ORIENTAL EDUCATION ADR     ADR	        647581107    33169  1444000  SH		SOLE		   1376000	  0    68000
NIKE			       COM	        654106103   508769  5949821  SH		SOLE		   4082272	  0  1867549
NUVASIVE		       COM	        670704105     2480   145350  SH		SOLE		      5350	  0   140000
NXSTAGE MEDICAL INC	       COM	        67072V103     1609    77150  SH		SOLE		      2550	  0    74600
OPENTABLE INC		       COM	        68372A104   116239  2526385  SH		SOLE		   1700750	  0   825635
PRAXAIR, INC.		       COM	        74005P104   397594  4253248  SH		SOLE		   2933831	  0  1319417
PRICELINE.COM INC	       COM	        741503403   357302   794959  SH		SOLE		    530638	  0   264321
QUALCOMM		       COM	        747525103   930795 19140342  SH		SOLE		  13162084	  0  5978258
REGENERON PHARMACEUTICALS      COM	        75886F107   160607  2759566  SH		SOLE		   1812096	  0   947470
SALESFORCE.COM		       COM	        79466L302  1011410  8850280  SH		SOLE		   6068197	  0  2782083
SCHLUMBERGER		       COM	        806857108   505400  8461402  SH		SOLE		   5891998	  0  2569404
SEATTLE GENETICS INC	       COM	        812578102     1185    62250  SH		SOLE		      2050	  0    60200
SILICON GRAPHICS INTL CORP     COM	        82706L108     6453   541370  SH		SOLE		    412370	  0   129000
SOUTHWESTERN ENERGY COMPANY    COM	        845467109   312427  9373734  SH		SOLE		   6238174	  0  3135560
STARBUCKS		       COM	        855244109   466555 12511538  SH		SOLE		   8319497	  0  4192041
VARIAN MEDICAL SYSTEMS	       COM	        92220P105     2955    56650  SH		SOLE		      1850	  0    54800
VERTEX PHARMS	               COM	        92532F100     1417    31875  SH		SOLE		      1075	  0    30800
VISA INC	               COM	        92826C839  1129060 13171483  SH		SOLE		   9020660	  0  4150823
VIVUS INC	               COM	        928551100      760    94225  SH		SOLE		      3125	  0    91100
VOLCANO CORP	               COM	        928645100     2372    80050  SH		SOLE		      2650	  0    77400
WW GRAINGER INC	               COM	        384802104   386903  2587286  SH		SOLE		   1723210	  0   864076









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